Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Right of use Assets	Right-of-use assets:
	Cost					Accumulated depreciation					Net book value
	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at end of year
Composition in 2024:
Offices	163	197	(163)	5	202	73	95	(163)	2	7	195
	163	197	(163)	5	202	73	95	(163)	2	7	195
Composition in 2023:
Offices	166	-	-	(3)	163	-	72	-	1	73	90
	166	-	-	(3)	163	-	72	-	1	73	90
Composition in 2022:
Offices	328	166	(291)	(37)	166	227	93	(291)	(29)	-	166
	328	166	(291)	(37)	166	227	93	(291)	(29)	-	166

Schedule of Lease Liabilities	Lease liabilities:
	Balance at beginning of year	Additions during year	Interest expense during year	Payments during year	Translation adjustment	Balance at end of year
	in USD thousands
Composition in 2024 -
Offices	87	197	3	(98)	5	194
Total	87	197	3	(98)	5	194
Composition in 2023 -
Offices	166	-	6	(81)	(4)	87
Total	166	-	6	(81)	(4)	87
Composition in 2022
Offices	127	166	3	(120)	(10)	166
Total	127	166	3	(120)	(10)	166

Schedule of Composition of Lease Liabilities
	As of December 31
	2024	2023
	in USD thousands
Composition of lease liabilities:
Current lease liabilities
Offices	98	87
	98	87
Non-current lease liabilities
Offices	96	-
	96	-
Total	194	87

Schedule of Future Lease Payments	As of December 31, 2024, future lease payments under the leases were:
Total
Year:	in USD thousands

2025	109
2026	100
209